Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Poplar Forest Partners Fund
Class Name	Class A
Trading Symbol	PFPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing 12-month period ending September 30, 2025, the Partners Fund Class A delivered a 15.36% no-load return. The Partners Fund generated excellent absolute and relative investment results with its contrarian value portfolio. The Fund’s results underperformed its primary benchmark, the S&P 500 Index, during the period due to the lack of AI and Magnificent 7 technology stocks in our portfolio.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s greatest contributors to outperformance relative to the Russell 1000 Value benchmark, it’s secondary, better fit benchmark came from the relatively defensive Health Care, Utilities, and Consumer Discretionary sectors which generated positive stock price performance along with above-average dividends. Strong stock selection of high-quality companies exhibiting meaningful normalized free cash flow growth across all sectors also contributed to the Fund’s results.

Top Contributors
↑	Health Care
↑	Consumer Discretionary
↑	Utilities
↑	Tapestry Inc.
↑	National Fuel Gas Company

Top Detractors
↓	Industrials
↓	Materials
↓	Consumer Staples
↓	Dow, Inc.
↓	Kraft Heinz Company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.36	17.62	9.65
Class A (with sales charge)	9.58	16.41	9.09
S&P 500 TR	17.60	16.47	15.30
Russell 1000 Value Total Return	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://poplarforestfunds.com/resources/ for more recent performance information.
Net Assets	$ 313,157,523
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 2,220,006
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$313,157,523
Number of Holdings	31
Net Advisory Fee	$2,220,006
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Sector Breakdown* (% of net assets)

Top 10 Issuers	(%)*
Citigroup, Inc.	5.2%
National Fuel Gas Co.	5.2%
AT&T, Inc.	5.1%
Allstate Corp.	5.1%
United Therapeutics Corp.	4.6%
CVS Health Corp.	4.5%
Dominion Energy, Inc.	4.3%
Merck & Co., Inc.	4.0%
Chevron Corp.	4.0%
Cencora, Inc.	4.0%
[1],[2]
Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser or Sub Adviser: As of April 14, 2025, the Investment Adviser for Partners Fund is now Tocqueville Asset Management. The portfolio management team did not change.
Updated Prospectus Web Address	https://poplarforestfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Poplar Forest Partners Fund
Class Name	Institutional Class
Trading Symbol	IPFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing 12-month period ending September 30, 2025, the Partners Fund Institutional Class delivered a 15.64% no-load return. The Partners Fund generated excellent absolute and relative investment results with its contrarian value portfolio. The Fund’s results underperformed its primary benchmark, the S&P 500 Index, during the period due to the lack of AI and Magnificent 7 technology stocks in our portfolio.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s greatest contributors to outperformance relative to the Russell 1000 Value benchmark, it’s secondary, better fit benchmark came from the relatively defensive Health Care, Utilities, and Consumer Discretionary sectors which generated positive stock price performance along with above-average dividends. Strong stock selection of high-quality companies exhibiting meaningful normalized free cash flow growth across all sectors also contributed to the Fund’s results.

Top Contributors
↑	Health Care
↑	Consumer Discretionary
↑	Utilities
↑	Tapestry Inc.
↑	National Fuel Gas Company

Top Detractors
↓	Industrials
↓	Materials
↓	Consumer Staples
↓	Dow, Inc.
↓	Kraft Heinz Company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	15.64	17.91	9.92
S&P 500 TR	17.60	16.47	15.30
Russell 1000 Value Total Return	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://poplarforestfunds.com/resources/ for more recent performance information.
Net Assets	$ 313,157,523
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 2,220,006
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$313,157,523
Number of Holdings	31
Net Advisory Fee	$2,220,006
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Sector Breakdown* (% of net assets)

Top 10 Issuers	(%)*
Citigroup, Inc.	5.2%
National Fuel Gas Co.	5.2%
AT&T, Inc.	5.1%
Allstate Corp.	5.1%
United Therapeutics Corp.	4.6%
CVS Health Corp.	4.5%
Dominion Energy, Inc.	4.3%
Merck & Co., Inc.	4.0%
Chevron Corp.	4.0%
Cencora, Inc.	4.0%
[3],[4]
Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser or Sub Adviser: As of April 14, 2025, the Investment Adviser for Partners Fund is now Tocqueville Asset Management. The portfolio management team did not change.
Updated Prospectus Web Address	https://poplarforestfunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Poplar Forest Cornerstone Fund
Class Name	Investor Class
Trading Symbol	IPFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Poplar Forest Cornerstone Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing 12 months ending September 30, 2025, the Cornerstone Fund Investor Class delivered an 11.13% return. The balanced Fund uses a contrarian value approach to build a concentrated investment portfolio of equity and fixed income securities that we believe are undervalued and will deliver attractive returns over full market cycles. The equity weighting is currently 59%. The strategy’s remaining allocation is to fixed income and cash. Our fixed income strategy also applies a contrarian value approach where we look for discounted bonds where we expect full repayment at maturity. While slightly trailing the 60%/40% S&P 500/Bloomberg U.S. Aggregate Bond Index benchmark in the past year, we are pleased with the Fund’s absolute performance given our defensive, value-based approach
WHAT FACTORS INFLUENCED PERFORMANCE
The portfolio’s holdings within relatively defensive Health Care, Utilities, and Consumer Discretionary sectors generated positive stock price performance along with above-average dividends. The Fund also benefited from broadening the credit quality exposures within the portfolio during a steady-state fixed income environment.

Top Contributors
↑	Health Care
↑	Consumer Discretionary
↑	Utilities
↑	Tapestry Inc.
↑	National Fuel Gas Company

Top Detractors
↓	Industrials
↓	Materials
↓	Consumer Staples
↓	Dow, Inc.
↓	Kraft Heinz Company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	11.13	14.16	8.81
S&P 500 TR	17.60	16.47	15.30
60% S&P 500/40% Bloomberg Capital Aggregate Blend	11.67	9.62	9.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://poplarforestfunds.com/resources/ for more recent performance information.
Net Assets	$ 33,400,547
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 83,763
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$33,400,547
Number of Holdings	65
Net Advisory Fee	$83,763
Portfolio Turnover	29%
Weighted Average Maturity	8.46 years
Effective Duration	5.21 years
Average Credit Quality	A

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	57.8%
Corporate Bonds	14.9%
U.S. Treasury Securities	11.1%
U.S. Treasury Bills	4.2%
U.S. Government Agency Issues	3.2%
Preferred Stocks	2.1%
Real Estate Investment Trusts - Common	1.5%
Collateralized Mortgage Obligations	1.0%
Money Market Funds	0.9%
Cash & Other	3.3%

Top 10 Issuers	(%)
United States Treasury Note/Bond	7.2%
National Fuel Gas Co.	5.2%
United States Treasury Bill	4.2%
Murphy Oil Corp.	3.9%
Ally Financial, Inc.	3.6%
Merck & Co., Inc.	2.9%
Cencora, Inc.	2.8%
U.S. Treasury Note TIPS	2.8%
CVS Health Corp.	2.7%
Citigroup, Inc.	2.7%

Credit Breakdown	(%)[a]
Aaa	2.6%
Aa	47.1%
A	8.4%
Baa	17.0%
Ba	12.0%
Not Rated	12.9%
[5],[6]
Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser or Sub Adviser: As of April 14, 2025, the Investment Adviser for Partners Fund is now Tocqueville Asset Management. The portfolio management team did not change.
Updated Prospectus Web Address	https://poplarforestfunds.com/resources/

[1]
*	Expressed as a percent of net assets.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Expressed as a percent of net assets.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
a	The credit quality of the holdings was determined by Moody’s rating agency.

[6]
*	Expressed as a percent of net assets.